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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05216
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                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2008 (UNAUDITED)

                                                                             NUMBER OF
                                                                              SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 92.6%
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 1.8%
Brambles Ltd.                                                                  437,785                  $    3,668
Paladin Energy Ltd.                                                            734,217                       4,487 (a)
                                                                                                             8,155

BRAZIL - 1.0%
Petroleo Brasileiro S.A. ADR                                                    74,661                       4,327

CANADA - 3.1%
Cameco Corp.                                                                    32,732                       1,413
Potash Corporation of Saskatchewan                                              47,719                      11,127
Suncor Energy, Inc.                                                             21,797                       1,272
                                                                                                            13,812

CHINA - 0.5%
China COSCO Holdings Company Ltd.                                              835,500                       2,045

DENMARK - 0.5%
Group 4 Securicor PLC                                                          444,654                       1,770
Novozymes (Series B)                                                             3,626                         327
                                                                                                             2,097

FINLAND - 1.7%
Nokia Oyj                                                                      302,012                       7,387

FRANCE - 12.9%
Alstom                                                                          21,709                       4,981
AXA S.A.                                                                       105,417                       3,108
BNP Paribas                                                                     94,612                       8,523
Cie Generale d'Optique Essilor International S.A.                               50,165                       3,062
Credit Agricole S.A.                                                           156,633                       3,182
Groupe Danone                                                                  113,095                       7,919
LVMH Moet Hennessy Louis Vuitton S.A.                                           18,716                       1,954
Renault S.A.                                                                    13,732                       1,118
Suez S.A.                                                                       75,641                       5,131
Total S.A.                                                                      84,516                       7,199
Unibail-Rodamco (REIT)                                                          10,960                       2,526
Veolia Environnement                                                           102,659                       5,735
Vinci S.A.                                                                      49,623                       3,032
                                                                                                            57,470

GERMANY - 8.4%
Allianz AG (Regd.)                                                               4,032                         710
Bayer AG                                                                        94,506                       7,957
Daimler AG (Regd.)                                                              28,015                       1,739
E.ON AG                                                                         44,627                       9,001
Linde AG                                                                        45,960                       6,460
Metro AG                                                                        38,375                       2,450
RWE AG                                                                          11,724                       1,481
Siemens AG (Regd.)                                                              71,404                       7,921
                                                                                                            37,719

GREECE - 0.9%
Hellenic Telecommunications Organization S.A.                                  158,118                       3,986 (a)

HONG KONG - 0.3%
Sun Hung Kai Properties Ltd.                                                   114,550                       1,557

INDIA - 0.3%
Larsen & Toubro Ltd.                                                            30,271                       1,529

ITALY - 4.4%
Banca Intesa S.p.A.                                                            737,935                       4,198
Saipem S.p.A.                                                                  203,941                       9,538
UniCredit S.p.A                                                                951,824                       5,794
                                                                                                            19,530

JAPAN - 17.4%
Asahi Glass Company Ltd.                                                       239,014                       2,899
Bank of Yokohama Ltd.                                                          338,026                       2,343
East Japan Railway Co.                                                             697                       5,687
Ibiden Company Ltd.                                                             77,097                       2,812
Komatsu Ltd.                                                                   141,150                       3,948
Mitsubishi Estate Company Ltd.                                                 320,946                       7,360
Mitsubishi Heavy Industries Ltd.                                               846,000                       4,048
Mitsubishi UFJ Financial Group, Inc.                                           976,353                       8,643
Nidec Corp.                                                                     31,852                       2,125
Nintendo Company Ltd.                                                            5,700                       3,238
Nomura Holdings, Inc.                                                          624,594                       9,265
Shiseido Company Ltd.                                                          276,000                       6,336
Sony Financial Holdings, Inc.                                                    1,598                       6,444
Sumitomo Realty & Development Company Ltd.                                      54,000                       1,076
Toray Industries Inc.                                                        1,209,997                       6,505
Toyota Motor Corp.                                                             102,092                       4,827
                                                                                                            77,556

MEXICO -1.0%
America Movil S.A. de C.V. ADR (Series L)                                       83,199                       4,389

NETHERLANDS - 1.6%
Koninklijke Philips Electronics N.V.                                           213,837                       7,247

NORWAY - 3.7%
Acergy S.A.                                                                    211,268                       4,707
Orkla ASA                                                                      146,571                       1,878
Telenor ASA                                                                    532,313                       9,992
                                                                                                            16,577

RUSSIA - 1.2%
Gazprom OAO ADR                                                                 96,086                       5,573

SINGAPORE - 1.3%
CapitaLand Ltd.                                                                533,000                       2,243
Singapore Telecommunications Ltd.                                            1,306,342                       3,487
                                                                                                             5,730

SOUTH AFRICA - 1.4%
Anglo Platinum Ltd.                                                             13,303                       2,213
MTN Group Limited                                                              252,250                       3,994
                                                                                                             6,207

SOUTH KOREA - 1.3%
Kookmin Bank                                                                    44,663                       2,625
Samsung Electronics Company Ltd.                                                 5,330                       3,184
                                                                                                             5,809

SPAIN - 1.9%
ACS Actividades de Construccion y Servicios S.A.                                23,970                       1,200
Banco Santander S.A. (Regd.)                                                   397,775                       7,262
                                                                                                             8,462

SWEDEN - 0.6%
Sandvik AB                                                                     182,198                       2,478

SWITZERLAND - 9.2%
ABB Ltd. (Regd.)                                                               248,332                       7,050 (a)
Nestle S.A. (Regd.)                                                            285,490                      12,938
Roche Holding AG                                                                74,962                      13,515
Swatch Group AG                                                                 12,327                       3,074
Syngenta AG                                                                     13,287                       4,317
                                                                                                            40,894

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.                              2,165,229                       4,601 (a)

UNITED KINGDOM - 15.2%
BG Group PLC                                                                   266,274                       6,914
BHP Billiton PLC                                                               273,362                      10,476 (h)
Diageo PLC                                                                     427,877                       7,832
Group 4 Securicor PLC                                                          449,121                       1,802
Lloyds TSB Group, PLC                                                        1,031,213                       6,321
National Grid PLC                                                              225,496                       2,953
Prudential PLC                                                                 426,686                       4,497
Rio Tinto PLC (Regd.)                                                           49,619                       5,970
Royal Bank of Scotland Group PLC                                             1,749,162                       7,440
Tesco PLC                                                                      627,067                       4,583
Vodafone Group Public Limited Co.                                            3,028,062                       8,914
                                                                                                            67,702

TOTAL COMMON STOCK                                                                                         412,839
(COST $339,678)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 2.2%
------------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                              152,400                       1,977
Cia Vale do Rio Doce ADR                                                       267,093                       7,970

TOTAL PREFERRED STOCK                                                                                        9,947
(COST $4,897)

------------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

Credit Agricole S.A.                                                           156,633                         195 (a)
(COST $0)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                            160 (k)
(COST $211)

TOTAL INVESTMENTS IN SECURITIES                                                                            423,141
(COST $344,786)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.5%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.8%
GE Money Market Fund Institutional Class
1.93%                                                                                                       21,565 (d,q)

                                                                            PRINCIPAL
                                                                             AMOUNT
---------------------------------------------------------------------------------------
TIME DEPOSIT - 0.7%
State Street Corp.
1.40%                                              07/01/08                  $   3,000                       3,000

TOTAL SHORT-TERM INVESTMENTS                                                                                24,565
(COST $24,565)

TOTAL INVESTMENTS                                                                                          447,706
(COST $369,351)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.3)%                                                         (1,196)

                                                                                                      ------------
NET ASSETS  - 100.0%                                                                                  $    446,510
                                                                                                      ============


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OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The Elfun International Equity had the following long futures contracts open at June 30, 2008 (unaudited):

                                                                                         CURRENT
                                                                          NUMBER OF      NOTIONAL      UNREALIZED
DESCRIPTION                                          EXPIRATION DATE      CONTRACTS        VALUE      DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50 Index Futures                       September 2008          37            $1,970            $(92)
FTSE 100 Index Futures                               September 2008           8               899             (23)
Topix Index Futures                                  September 2008           9              1119             (57)
                                                                                                            -----
                                                                                                            $(172)
                                                                                                            =====

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2008 (unaudited)
--------------------------------------------------------------------------------

(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, these securities amounted to $9,039; $16,912 and $21,753; or 3.36%, 0.95%, and 6.18% of
         net assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2008.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(m) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2008 (as a percentage of net assets) as follows:

         AMBAC             10.65%
         MBIA              10.48%
         FSA               10.41%

(o)      Treasury Inflation Protected Securities.

(p) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(r)      Illiquid Securities.

(s) Sponsored by Barclay's Global Investors, an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

+        Percentages are based on net assets as of June 30, 2008.

*        Less than 0.1%

**       Amount is less than $500



            Abbreviations:

ADR         American Depositary Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depositary Receipt
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security



The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun International Equity Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$79,763	      $367,944          $-            $447,706
Other Financial
   Instruments  $(171)        $-	        $-	      $(171)
Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 06/30/08			$-      	$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 18, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 18, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  August 18, 2008